Related-party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related-party balances and transactions (Tables) [Abstract]
Balances and transactions with related parties
i.	Balances and transactions with related parties:

	December 31,
	2017		2016
	Receivables	Payables	Receivables	Payables
Immediate parent
UOL - cash management (a)	124,721	-	300,809	-
UOL - sales of services (b)	-	32,286	-	59,692
Affiliated companies
UOL Diveo - cash management (a)	2	-	-	1,383
UOL Diveo - sales of services (b)	-	621	-	9,360
Concurso Virtual S.A.	-	1,522	-	1,900
Transfolha Transportadora e Distribuição Ltda.	-	745	-	1,196
Livraria da Folha Ltda.	-	1,078	-	2,285
Empresa Folha da Manhã S/A	-	2,320	-	21
Others	-	529	-	412

	124,723	39,101	300,809	76,249

Balances and transactions with related parties II

	2017		2016		2015
	Revenue	Expense	Revenue	Expense	Revenue	Expense
Immediate parent
UOL - shared service costs (a)	-	58,375	-	31,498	-	12,369
UOL - shared service costs - carved out (b)	-	-	-	-	-	12,032
UOL - sales of services (c)	689	46,976	-	81,007	-	22,458
UOL - sales of services - carved out (d)	-	-	-	-	-	36,737
Affiliated companies
UOL Diveo - shared service costs (e)	-	24	-	1,710	-	-
UOL Diveo - sales of services (f)	-	28,953	-	18,069	-	25
Concurso Virtual S.A.	117	-	134	-	389	-
Transfolha Transportadora e Distribuição Ltda.	39	15,405	-	5,500	-	806
Livraria da Folha Ltda.	319	-	349	-	347	-
Others	316	130	261	101	121	-

	1,480	149,863	744	137,885	857	84,427